Shareholder Report, Holdings (Details)	Aug. 31, 2026
C000135926 [Member] | NEW HAMPSHIRE
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000135926 [Member] | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	83.33%
C000135926 [Member] | VIRGIN ISLANDS, US
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000135926 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	14.39%
C000135926 [Member] | GUAM
Holdings [Line Items]
Percent of Net Asset Value	0.39%
C000135926 [Member] | Water And Sewer Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.34%
C000135926 [Member] | Lease Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.88%
C000135926 [Member] | Housing Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.04%
C000135926 [Member] | Electric Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.04%
C000135926 [Member] | State General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.77%
C000135926 [Member] | Special Tax Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.48%
C000135926 [Member] | Industrial Development Revenue Pollution Control Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000135926 [Member] | Healthcare Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.37%
C000135926 [Member] | Transportation Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.88%
C000135926 [Member] | Education Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.32%
C000006417 [Member] | NEW HAMPSHIRE
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000006417 [Member] | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	83.33%
C000006417 [Member] | VIRGIN ISLANDS, US
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000006417 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	14.39%
C000006417 [Member] | GUAM
Holdings [Line Items]
Percent of Net Asset Value	0.39%
C000006417 [Member] | Water And Sewer Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.34%
C000006417 [Member] | Lease Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.88%
C000006417 [Member] | Housing Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.04%
C000006417 [Member] | Electric Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.04%
C000006417 [Member] | State General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.77%
C000006417 [Member] | Special Tax Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.48%
C000006417 [Member] | Industrial Development Revenue Pollution Control Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000006417 [Member] | Healthcare Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.37%
C000006417 [Member] | Transportation Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.88%
C000006417 [Member] | Education Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.32%
C000006415 [Member] | NEW HAMPSHIRE
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000006415 [Member] | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	83.33%
C000006415 [Member] | VIRGIN ISLANDS, US
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000006415 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	14.39%
C000006415 [Member] | GUAM
Holdings [Line Items]
Percent of Net Asset Value	0.39%
C000006415 [Member] | Water And Sewer Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.34%
C000006415 [Member] | Lease Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.88%
C000006415 [Member] | Housing Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.04%
C000006415 [Member] | Electric Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.04%
C000006415 [Member] | State General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.77%
C000006415 [Member] | Special Tax Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.48%
C000006415 [Member] | Industrial Development Revenue Pollution Control Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000006415 [Member] | Healthcare Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.37%
C000006415 [Member] | Transportation Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.88%
C000006415 [Member] | Education Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.32%